Jan. 17, 2018
American Century Quantitative Equity Funds Prospectus | AC Alternatives™ Equity Market Neutral Fund

American Century Quantitative Equity Funds, Inc. Summary Prospectus and Prospectus Supplement
AC Alternatives® Equity Market Neutral Fund
Supplement dated January 17, 2018 ■ Summary Prospectus and Prospectus dated November 1, 2017

The following replaces the second paragraph under the Principal Investment Strategies section on page 2 of the summary prospectus and page 3 of the prospectus:
In selecting stocks for the fund, the portfolio managers use quantitative management techniques in a two-step process. First, the managers rank stocks, generally publicly traded companies world-wide with a market capitalization greater than $1 billion, from most attractive to least attractive based on an objective set of measures, including valuation, quality, growth, and sentiment. Second, the portfolio managers use a quantitative model to build a portfolio of stocks from the ranking described above that they believe will provide the optimal balance between risk and expected return.

The following is added as the sixth paragraph under the Principal Investment Strategies section on page 2 of the summary prospectus and page 3 of the prospectus:
The fund invests primarily in developed countries (including the United States), but it may also invest a portion of its assets in emerging market countries.

The following are added as the seventh and eighth bullet points under the Principal Risks section on pages 2 and 3 of the summary prospectus and pages 3 and 4 of the prospectus:

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Foreign Risk - Foreign securities are generally riskier than U.S. securities. Political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters occurring in a country where the fund invests could cause the fund’s investments in that country to experience gains or losses. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

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Emerging Markets Risk - Investing in emerging market countries generally is riskier than investing in foreign developed countries. Emerging market countries may have unstable governments, economies that are subject to sudden change, and significant volatility in their financial markets. These countries also may lack the legal, business and social framework to support securities markets.